Long-Term Debt - Schedule of Corporation's Long-Term Debt Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 390,042
2020	299,015
2021	65
2022	90
2023	299,260
Thereafter	2,132,009
Total	$ 3,120,481	$ 3,027,203